Lincoln Partners Group Royalty Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Investments	Industry	Principal	Interest Rate	Maturity Date	Acquisition Date	Cost	Fair Value	% of Net Assets
Private Equity Investments - 30.4%
North America - 30.4%
CEPG Harmony LP Inc. (1)(2)(3)	Music from Film & TV				2/19/2025	$1,842,697	$4,126,546	3.8%
Lyric MMM Holding Co LP (1)(2)	Music from Film & TV				1/7/2025	164,899	173,853	0.2%
Melody Offshore Jersey B LP (1)(3)	Music from Film & TV				1/31/2025	9,421,089	11,750,802	10.8%
PG US SM Access LLC (1)(2)(3)(5)	Recorded Music				1/7/2025	2,760,792	3,087,222	2.8%
Lyric-Pineapple, LP (1)(2)(10)	Recorded Music				12/29/2025	507,297	507,297	0.5%
Lyric 5x Aggregator Co, LP (1)(2)(10)	Recorded Music				11/19/2025	1	1	0.0%
Ultra Natural Gas Royalties, LP (1)(2)(10)	US Natural Gas				12/19/2025	4,607,760	4,607,760	4.2%
Uplift Music LP (1)(2)(5)	Recorded Music				1/7/2025	2,305,028	3,369,603	3.1%
4010 Royalty River CI, LP (1)	Biotech				1/28/2025	5,000,000	5,463,345	5.0%
Total North America						$26,609,563	$33,086,429	30.4%

Total Private Equity Investments - 30.4%						$26,609,563	$33,086,429	30.4%

Private Debt Investments - 22.1%
North America - 22.1%
CEPG Harmony LP Inc (1)(2)	Music from Film & TV	$6,208,778	15.0%	2/19/2035	2/19/2025	6,208,778	6,208,778	5.7%
Lyric MMM Intermediate Co LP (1)(2)(7)	Music from Film & TV	5,230,929	12.0%	11/8/2039	1/7/2025	5,767,729	5,767,729	5.3%
PG US SM Holdings LP (1)(2)	Recorded Music	2,739,759	8.5%	6/19/2033	1/7/2025	2,178,292	2,476,141	2.3%
PG US SM Holdings LP (1)(2)	Recorded Music	21,033	8.5%	9/15/2033	1/7/2025	16,723	19,009	0.0%
5x Intermediate Co, LP (1)(2)(7)	Recorded Music	9,499,999	13.0%	10/15/2035	11/19/2025	9,534,355	9,534,355	8.8%
Total North America						$23,705,877	$24,006,012	22.1%

Total Private Debt Investments - 22.1%						$23,705,877	$24,006,012	22.1%

Private Fund Investments - 7.6%
North America - 7.1%
Royfin Natural GAS LLC (1)(2)(4)	US Natural Gas				1/7/2025	5,000,000	5,976,995	5.5%
4010 Royalty Offshore FNT Fund, LP (1)(4)(6)	Biotech				1/28/2025	1,788,199	1,751,589	1.6%
Total North America						$6,788,199	$7,728,584	7.1%

Southeast Asia - 0.5%
R-Bridge Healthcare Fund II (1)(4)(6)	Other (Pharma)				10/30/2025	668,657	493,485	0.5%
Total Southeast Asia						$668,657	$493,485	0.5%

Total Private Fund Investments - 7.6%						$7,456,856	$8,222,069	7.6%

Investments	Industry	Reference Rate and Spread (8)	Interest Rate	Maturity Date	Par Amount/ Unit	Cost	Fair Value	% of Net Assets
Loan Agreements - 9.9%
Term Loan
Athenahealth Inc	Health Care	S+ 2.75%	6.47%	2/15/2029	498,744	$499,367	$499,262	0.5%
Biogroup Lcd (9)	Health Care	E+ 3.25%	5.26%	2/9/2028	1,100,000	1,252,299	1,261,695	1.2%
Emrld Borrower LP (9)	Industrials	S+ 2.25%	6.12%	8/4/2031	500,000	501,250	500,735	0.5%
Genesys Clud Srvcs HLDS II LLC (9)	Information Technology	S+ 2.50%	6.17%	1/30/2032	600,000	592,500	598,128	0.5%
Homevi S A S (9)	Health Care	E+ 4.75%	6.78%	10/31/2029	1,100,000	1,278,916	1,286,127	1.2%
Illuminate Buyer LlC (9)	Financials	S+ 2.50%	6.17%	12/31/2029	500,000	500,000	500,180	0.5%
Iridium Satellite LlC (9)	Communication	S+ 2.25%	5.92%	9/20/2030	500,000	482,500	485,905	0.4%
Jane Street Group LLC (9)(10)	Financials	S+ 2.00%	5.82%	12/15/2031	498,688	495,571	495,970	0.5%
Jones Dslrrs Insrnc Manag Inc (9)	Financials	S+ 3.00%	6.78%	12/10/2032	1,100,000	1,097,250	1,100,000	1.0%
Nouryon Finance BV (9)	Materials	S+ 3.25%	7.04%	4/3/2028	997,457	999,951	996,629	0.9%
Olympus Water US Holding CORP (9)	Materials	S+ 3.00%	6.67%	6/20/2031	500,000	495,625	495,170	0.4%
Pre Paid Legal SRVS Inc	Industrials	S+ 3.25%	6.97%	12/15/2028	598,489	583,526	577,542	0.5%
Six Flags Entertainment CORP (9)	Consumer Discretionary	S+ 2.00%	5.67%	5/1/2031	500,000	492,500	493,540	0.5%
Skopima Merger Sub Inc (9)	Industrials	S+ 3.75%	7.42%	5/12/2028	500,000	459,375	454,740	0.4%
Veritiv Corporation	Industrials	S+ 4.00%	7.67%	12/2/2030	997,475	997,475	996,338	0.9%
Total Term Loan						$10,728,105	$10,741,961	9.9%

Total Loan Agreements - 9.9%						$10,728,105	$10,741,961	9.9%

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Lincoln Partners Group Royalty Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Investments	Industry	Acquisition Date	Shares	Cost	Fair Value	% of Net Assets
Common Stock - 2.2%
East Asia - 0.1%
Sony Group Corp SP ADR	Information Technology	12/12/2025	5,600	$149,613	$143,304	0.1%
Total East Asia				$149,613	$143,304	0.1%

North America - 1.6%
Domino's Pizza Inc	Consumer Discretionary	12/15/2025	240	104,217	99,979	0.1%
Hilton Worldwide Holdings Inc	Consumer Discretionary	12/12/2025	445	125,200	127,817	0.1%
Interdigital Inc	Information Technology	12/15/2025	140	49,881	44,551	0.1%
Marriott International CL A	Consumer Discretionary	12/12/2025	840	250,824	260,593	0.2%
McDonald's Corp	Consumer Discretionary	12/12/2025	579	182,758	176,960	0.2%
Restaurant Brands International Inc	Consumer Discretionary	12/12/2025	3,881	274,719	264,762	0.2%
Royal Gold Inc	Materials	12/12/2025	675	147,823	149,965	0.1%
Royalty Pharma Plc CL A	Health Care	12/12/2025	7,729	295,244	298,649	0.3%
Warner Music Group Corp CL A	Communication	12/12/2025	7,210	200,055	221,059	0.2%
Wheaton Precious Metals Corp	Materials	12/12/2025	1,263	147,587	148,377	0.1%
Total North America				$1,778,308	$1,792,712	1.6%

Western Europe - 0.5%
Arm Holdings Plc ADR (3)	Information Technology	12/12/2025	1,100	145,049	120,230	0.1%
Dolby Laboratories Inc CL A	Health Care	12/12/2025	1,476	99,750	94,789	0.1%
Universal Music Group NV (3)	Communication	12/15/2025	12,611	325,345	329,310	0.3%
Total Western Europe				$570,144	$544,329	0.5%

Total Common Stock - 2.2%				$2,498,065	$2,480,345	2.2%

	Number of Shares	Cost	Fair Value	% of Net Assets
Money Market Fund - 38.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%).	1,283	$41,279,139	$41,279,139	38.0%
Total Money Market Fund - 38.0%		$41,279,139	$41,279,139	38.0%

Total Investments - 110.2%		$112,277,605	$119,815,955	110.2%

Liabilities Net of Receivables and Other Assets - (10.2%)			$(11,087,425)	(10.2%)

Net Assets Applicable to 9,836,955 Shares Outstanding - 100.0%			$108,728,530	100.0%

(1)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents initial acquisition date of the Fund’s investment in the position.
(2)	Investment valued using unobservable inputs (Level 3).

(3)	Non-income producing.

(4)	The Private Fund Investments contains capital commitments. The general partner of the Private Fund Investments may call or distribute capital on a periodic basis.

(5)	Investments made through participation agreements to which Partners Group is the counterparty.

(6)	Investment has been committed to but has not been fully funded by the Fund.

(7)	Payment-in-Kind (PIK). A portion of the income received was in the form of equity.

(8)	Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either Euribor (“E”), SOFR including SOFR adjustment, if any, (“S”) at the 'borrower's option which generally resets periodically. S loans are typically indexed to 12 month, 6 month, 3 month or 1 month S rates and E loans are typically indexed to 3 month. For each such loan, the Fund has provided the interest rate in effect on the date presented.

(9)	Loan purchase transactions executed prior to period-end but not settled.

(10)	This investment was acquired shortly before period-end and did not generate income during the reporting period. As of the reporting date, the investment is classified as non-income producing.

Summary of Abbreviations:

CME - Chicago Mercantile Exchange

Euribor - Euro Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

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